SHORT TERM INVESTMENTS - Disclosure of detailed information about short term investments (Details) - CAD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Disclosure Of Short Term Investments [Table]
Short term investments	$ 50,128	$ 380
GIC - maturing September 16, 2020 [Member]
Disclosure Of Short Term Investments [Table]
Interest rate	0.95%
Short term investments	$ 10,000	0
GIC - maturing September 24, 2020 [Member]
Disclosure Of Short Term Investments [Table]
Interest rate	0.95%
Short term investments	$ 10,000	0
GIC - maturing December 15, 2020 [Member]
Disclosure Of Short Term Investments [Table]
Interest rate	1.16%
Short term investments	$ 10,000	0
GIC - maturing December 23, 2020 [Member]
Disclosure Of Short Term Investments [Table]
Interest rate	1.16%
Short term investments	$ 10,000	0
GIC - maturing June 17, 2021 [Member]
Disclosure Of Short Term Investments [Table]
Interest rate	0.93%
Short term investments	$ 10,000	0
Equity securities in VIVO Cannabis Inc. [Member]
Disclosure Of Short Term Investments [Table]
Short term investments	$ 128	$ 380